UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY $ in Thousands, $ in Millions	Ordinary shares Class A Ordinary Shares [Member] Follow-on public offering HKD ($) shares	Ordinary shares Class A Ordinary Shares [Member] HKD ($) shares	Ordinary shares Class B Ordinary Shares [Member] HKD ($) shares	Treasury stock purchases HKD ($) shares	Additional paid in capital Follow-on public offering HKD ($)	Additional paid in capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	Retained earnings HKD ($)	Class A Ordinary Shares [Member] HKD ($) shares	Class A Ordinary Shares [Member] USD ($) shares	Follow-on public offering HKD ($)	HKD ($)
Beginning balance at Dec. 31, 2020		$ 47	$ 38			$ 6,960,369	$ 4,974	$ 1,342,262				$ 8,307,690
Beginning balance (in shares) at Dec. 31, 2020 | shares		590,139,760	494,552,051
Profit for the period								1,696,190				1,696,190
Share-based compensation						33,416						33,416
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")						8,122						8,122
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		2,395,392							2,395,392	2,395,392
Issuance of ordinary shares	$ 7				$ 10,856,518						$ 10,856,525
Issuance of ordinary shares (in shares) | shares	87,400,000
Exercise of Pre-Funded warrants		$ 4				(4)
Exercise of Pre-Funded warrants (in shares) | shares		53,599,890
Foreign currency translation adjustment, net of tax							2,954					2,954
Ending balance at Jun. 30, 2021		$ 58	$ 38			17,858,421	7,928	3,038,452				20,904,897
Ending balance (in shares) at Jun. 30, 2021 | shares		733,535,042	494,552,051
Beginning balance at Dec. 31, 2020		$ 47	$ 38			6,960,369	4,974	1,342,262				8,307,690
Beginning balance (in shares) at Dec. 31, 2020 | shares		590,139,760	494,552,051
Profit for the period								2,311,401				2,311,401
Share-based compensation						64,295						64,295
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")						11,787						11,787
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		4,192,000							4,192,000	4,192,000
Issuance of ordinary shares		$ 7				10,856,518						10,856,525
Issuance of ordinary shares (in shares) | shares		87,400,000
Exercise of Pre-Funded warrants		$ 4				(4)
Exercise of Pre-Funded warrants (in shares) | shares		53,599,890
Foreign currency translation adjustment, net of tax							24,084					24,084
Ending balance at Sep. 30, 2021		$ 58	$ 38			17,892,965	29,058	3,653,663				21,575,782
Ending balance (in shares) at Sep. 30, 2021 | shares		735,331,650	494,552,051
Beginning balance at Dec. 31, 2020		$ 47	$ 38			6,960,369	4,974	1,342,262				8,307,690
Beginning balance (in shares) at Dec. 31, 2020 | shares		590,139,760	494,552,051
Treasury stock purchases									$ (1,178,800)	$ (151.2)
Ending balance at Dec. 31, 2021		$ 58	$ 38			17,935,752	75,994	4,152,472				20,985,559
Ending balance (in shares) at Dec. 31, 2021 | shares		737,944,914	494,552,051
Ending balance, Treasury stock at Dec. 31, 2021				$ (1,178,755)
Ending balance, Treasury stock (in shares) at Dec. 31, 2021 | shares				(29,462,760)
Profit for the period								1,213,525				1,213,525
Share-based compensation						97,251						97,251
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")						6,052						6,052
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		1,197,536							1,197,536	1,197,536
Treasury stock purchases				$ (2,731,027)					$ (3,909,800)	$ (500.3)		(2,731,027)
Treasury stock purchases (in shares) | shares				(79,579,000)
Foreign currency translation adjustment, net of tax							(18,540)					(18,540)
Ending balance at Jun. 30, 2022		$ 58	$ 38			18,039,055	57,454	5,365,997				19,552,820
Ending balance (in shares) at Jun. 30, 2022 | shares		739,142,450	494,552,051
Ending balance, Treasury stock at Jun. 30, 2022				$ (3,909,782)
Ending balance, Treasury stock (in shares) at Jun. 30, 2022 | shares				(109,041,760)
Beginning balance at Dec. 31, 2021		$ 58	$ 38			17,935,752	75,994	4,152,472				20,985,559
Beginning balance (in shares) at Dec. 31, 2021 | shares		737,944,914	494,552,051
Beginning balance, Treasury stock at Dec. 31, 2021				$ (1,178,755)
Beginning balance, Treasury stock (in shares) at Dec. 31, 2021 | shares				(29,462,760)
Profit for the period								1,968,168				1,968,168
Share-based compensation						148,705						148,705
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")						6,917						6,917
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		1,610,448							1,475,848	1,475,848
Surrendered and cancellation of Class A ordinary shares (in shares) | shares		(6)
Share conversion from Class B to Class A		$ 5	$ (5)
Share conversion from Class B to Class A (in shares) | shares		64,000,000	(64,000,000)
Treasury stock purchases				$ (2,796,464)								(2,796,464)
Treasury stock purchases (in shares) | shares				(81,376,768)
Foreign currency translation adjustment, net of tax							(126,642)					(126,642)
Ending balance at Sep. 30, 2022		$ 63	$ 33			$ 18,091,374	$ (50,648)	$ 6,120,640				$ 20,186,243
Ending balance (in shares) at Sep. 30, 2022 | shares		803,555,356	430,552,051
Ending balance, Treasury stock at Sep. 30, 2022				$ (3,975,219)
Ending balance, Treasury stock (in shares) at Sep. 30, 2022 | shares				(110,839,528)